Investments (Aggregate Carrying And Approximate Market Values Of Available-For-Sale Securities) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Securities available-for-sale, Amortized Cost	$ 355,771	$ 370,315
Securities available-for-sale, Gross Unrealized Gains	7,091	10,131
Securities available-for-sale, Gross Unrealized Losses	10,202	3,324
Securities available-for-sale	352,660	377,122
U.S Government Agencies [Member]
Schedule of Available-for-sale Securities [Line Items]
Securities available-for-sale, Amortized Cost	2,317	3,792
Securities available-for-sale, Gross Unrealized Gains	48	96
Securities available-for-sale, Gross Unrealized Losses	0	0
Securities available-for-sale	2,365	3,888
Obligations Of States And Political Subdivisions [Member]
Schedule of Available-for-sale Securities [Line Items]
Securities available-for-sale, Amortized Cost	41,027	47,293
Securities available-for-sale, Gross Unrealized Gains	627	1,651
Securities available-for-sale, Gross Unrealized Losses	106	15
Securities available-for-sale	41,548	48,929
U.S. Government Agencies Mortgage-backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Securities available-for-sale, Amortized Cost	282,653	279,336
Securities available-for-sale, Gross Unrealized Gains	2,765	7,231
Securities available-for-sale, Gross Unrealized Losses	7,310	85
Securities available-for-sale	278,108	286,482
Private Label [Member]
Schedule of Available-for-sale Securities [Line Items]
Securities available-for-sale, Amortized Cost	2,184	3,235
Securities available-for-sale, Gross Unrealized Gains	16	37
Securities available-for-sale, Gross Unrealized Losses	3	0
Securities available-for-sale	2,197	3,272
Trust Preferred Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Securities available-for-sale, Amortized Cost	12,943	15,402
Securities available-for-sale, Gross Unrealized Gains	2,113	55
Securities available-for-sale, Gross Unrealized Losses	1,900	2,812
Securities available-for-sale	13,156	12,645
Corporate Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Securities available-for-sale, Amortized Cost	9,788	16,152
Securities available-for-sale, Gross Unrealized Gains	183	207
Securities available-for-sale, Gross Unrealized Losses	843	412
Securities available-for-sale	9,128	15,947
Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Securities available-for-sale, Amortized Cost	350,912	365,210
Securities available-for-sale, Gross Unrealized Gains	5,752	9,277
Securities available-for-sale, Gross Unrealized Losses	10,162	3,324
Securities available-for-sale	346,502	371,163
Equity Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Securities available-for-sale, Amortized Cost	3,334	3,381
Securities available-for-sale, Gross Unrealized Gains	1,339	804
Securities available-for-sale, Gross Unrealized Losses	0	0
Securities available-for-sale	4,673	4,185
Investment Funds [Member]
Schedule of Available-for-sale Securities [Line Items]
Securities available-for-sale, Amortized Cost	1,525	1,724
Securities available-for-sale, Gross Unrealized Gains	0	50
Securities available-for-sale, Gross Unrealized Losses	40	0
Securities available-for-sale	$ 1,485	$ 1,774